                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6362

                           Van Kampen Municipal Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/06

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                         COUPON   MATURITY       VALUE
-------   -----------                                        -------   --------   -------------
          MUNICIPAL BONDS 149.9%
          ALABAMA 2.2%
$ 1,000   Birmingham Baptist Med Ctr AL Spl Care
          Fac Fin Auth Rev Baptist Hlth Sys Ser A              5.875%  11/15/24   $   1,056,090
  3,695   Gadsden, AL Wts Ser B (AMBAC Insd) (a)               5.250   08/01/21       3,955,830
  2,000   Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A            5.250   01/01/23       2,092,980
  4,000   Jefferson Cnty, AL Swr Rev Cap Impt
          Wts (Prerefunded @ 08/01/12) (FGIC Insd)             5.125   02/01/42       4,267,600
  2,335   Marshall Cnty, AL Hlthcare Ser C                     6.000   01/01/32       2,478,906
                                                                                  -------------
                                                                                     13,851,406
                                                                                  -------------
          ALASKA 0.5%
  2,000   Alaska St Intl Arpt Rev Ser B
          (Prerefunded @ 10/01/12) (AMBAC Insd)                5.750   10/01/17       2,209,600
  1,000   Matanuska-Susitna Boro, AK Ctf Partn
          Pub Safety Bldg Lease (FSA Insd)                     5.750   03/01/16       1,062,580
                                                                                  -------------
                                                                                      3,272,180
                                                                                  -------------
          ARIZONA 2.4%
  1,425   Arizona Cap Fac Fin Corp Student Hsg Rev AZ St
          Univ Proj                                            6.250   09/01/32       1,502,121
  1,000   Arizona Hlth Fac Auth Hosp Sys Rev
          John C Lincoln Hlth Network
          (Prerefunded @ 12/01/12)                             6.375   12/01/37       1,144,560
  1,135   Cottonwood, AZ Wtr Rev Sys Sr Lien (XLCA Insd)       5.000   07/01/35       1,168,505
  1,650   Glendale, AZ Indl Dev Auth Rfdg                      5.000   12/01/35       1,648,630
  9,750   University Med Ctr Corp AZ Hosp Rev                  5.000   07/01/35       9,769,012
                                                                                  -------------
                                                                                     15,232,828
                                                                                  -------------
          ARKANSAS 0.6%
  2,310   Arkansas St Dev Fin Auth Rev St Agy
          Fac Donaghey Plaza Proj (FSA Insd)                   5.000   06/01/34       2,372,347
  1,565   Fort Smith, AR Wtr & Swr Rev Ser C (FSA Insd)
          (a)                                                  5.000   10/01/21       1,636,207
                                                                                  -------------
                                                                                      4,008,554
                                                                                  -------------
          CALIFORNIA 27.6%
  4,000   Anaheim, CA Pub Fin Auth Lease Rev Cap
          Apprec Sub Pub Impt Proj Ser C (FSA Insd)              *     09/01/20       2,087,920
  7,500   Anaheim, CA Pub Fin Auth Rev Elec Sys
          Dist Fac Ser A (FSA Insd)                            5.000   10/01/31       7,725,600
  2,100   Bay Area Govt Assn CA Rev Tax Alloc CA
          Redev Pool Ser A (XLCA Insd)                         5.250   09/01/35       2,203,488
  1,560   California Cnty, CA Tob Agy Tob Merced
          Cnty Ser A Rfdg                                      5.125   06/01/38       1,555,024
  1,875   California Cnty, CA Tob Agy Tob Merced
          Cnty Ser A Rfdg                                      5.250   06/01/45       1,875,506
  7,125   California Ed Fac Auth Rev Pepperdine
          Univ Ser A Rfdg (FGIC Insd)                          5.000   09/01/33       7,314,382
  1,000   California Hlth Fac Fin Auth Rev
          Kaiser Permanente Ser A                              5.000   04/01/37       1,011,250

    350   California Hlth Fac Fin Auth Rev Casa
          De Las Ser A (MBIA Insd)                             5.250   08/01/17         358,512
  1,000   California Hlth Fac Fin Auth Rev
          Cedars Sinai Med Ctr Rfdg                            5.000   11/15/27       1,015,150
  9,440   California Hlth Fac Fin Auth Rev
          Cedars Sinai Med Ctr Rfdg                            5.000   11/15/34       9,544,878
  1,000   California Pollutn Ctl Fin Auth Solid
          Waste Disp Rev Waste Mngmt Inc Proj
          Ser B (AMT)                                          5.000   07/01/27       1,006,650
  5,000   California St (MBIA Insd)                            5.000   02/01/32       5,106,950
  2,000   California St Dept Wtr Res Pwr Ser A
          (Prerefunded @ 05/01/12)                             6.000   05/01/15       2,248,500
  5,000   California St Dept Wtr Res Pwr Ser A
          (Prerefunded @ 05/01/12) (AMBAC Insd)
          (b)                                                  5.375   05/01/18       5,463,600
  3,705   California St Dept Wtr Res Pwr Ser A
          (Prerefunded @ 05/01/12) (MBIA Insd)                 5.375   05/01/21       4,048,528
  2,000   California St Dept Wtr Res Pwr Ser A
          (Prerefunded @ 05/01/12) (MBIA Insd)                 5.375   05/01/22       2,185,440
  5,295   California St Econ Rec Ser A                         5.000   07/01/17       5,576,112
  1,995   California St Pub Wks Brd UCLA
          Replacement Hosp Ser A (FSA Insd)                    5.375   10/01/20       2,133,932
  5,000   California St Rfdg                                   5.000   08/01/28       5,140,450
  5,000   California St Univ Rev Syswide Ser A
          (AMBAC Insd)                                         5.000   11/01/23       5,193,050
  5,385   California St (AMBAC Insd)                           5.125   10/01/27       5,485,699
  2,650   California Statewide Cmnty Dev Auth
          Ctf Partn (Prerefunded @ 11/01/09)
          (Acquired 11/23/99, Cost $2,650,000)
          (c)                                                  7.250   11/01/29       2,983,741
  1,000   California Statewide Cmnty Dev Auth
          Rev Daughters of Charity Hlth Ser A                  5.250   07/01/30       1,028,270
  1,000   California Statewide Cmnty Dev Auth
          Rev Daughters of Charity Hlth Ser A                  5.250   07/01/35       1,026,300
  2,000   California Statewide Cmnty Dev Auth
          Rev Hlth Fac Adventist Hlth Ser A                    5.000   03/01/30       2,024,280
  2,500   California Statewide Cmnty Dev Auth
          Rev Hlth Fac Adventist Hlth Ser A                    5.000   03/01/35       2,525,800
  3,805   California Statewide Cmnty Dev Auth
          Rev Sutter Hlth Ser A                                5.000   11/15/43       3,829,732
  2,300   California Statewide Cmnty Dev Auth
          Rev Kaiser Permanente Ser B                          5.000   03/01/41       2,312,420
  3,200   California Statewide Cmnty Dev Auth
          Rev Kaiser Permanente Ser B                          5.250   03/01/45       3,290,880
  3,500   Capistrano, CA Uni Sch Dist (FGIC Insd)              5.000   09/01/29       3,622,570
  1,000   Davis, CA Pub Fac Fin Auth Mace Ranch
          Area Ser A                                           6.600   09/01/25       1,042,390
    400   Del Mar, CA Race Track Auth Rev Rfdg
          (Escrowed to Maturity)                               6.000   08/15/06         400,344
 18,000   Foothill/Eastern Corridor Agy CA Toll
          Rd Rev Cap Apprec Rfdg (MBIA Insd)                     *     01/15/25       6,419,160
 27,810   Foothill/Eastern Corridor Agy CA Toll
          Rd Rev Cap Apprec Rfdg                                 *     01/15/33       5,941,328
  6,000   Foothill/Eastern Corridor Agy CA Toll
          Rd Rev Cap Apprec Sr Lien Ser A
          (Escrowed to Maturity)                                 *     01/01/18       3,618,060
    225   Foothill/Eastern Corridor Agy CA Toll
          Rd Rev Cap Apprec Sr Lien Ser A
          (Prerefunded @ 01/01/10)                             7.150   01/01/13         253,622
  5,000   Golden St, CA Tob Securitization Corp
          CA Tob Settlement Rev Enhanced Ser A
          (FGIC Insd)                                          5.000   06/01/35       5,149,000
  5,000   Golden St, CA Tob Securitization Corp
          CA Tob Settlement Rev Enhanced Ser A                 5.000   06/01/45       5,026,250
  2,240   Huntington Park, CA Redev Agy Rev Tax
          Alloc Santa Fe Redev Rfdg                            6.200   10/01/27       2,311,142
  2,635   Imperial Irr Dist CA Ctf Partn Elec
          Sys Proj (FSA Insd)                                  5.250   11/01/23       2,783,456
  4,400   Los Angeles, CA Uni Sch Dist Ser A
          (MBIA Insd)                                          5.250   07/01/19       4,716,976

  3,000   Los Angeles, CA Uni Sch Dist Ser A
          (Prerefunded @ 07/01/13) (MBIA Insd)                 5.375   07/01/18       3,287,790
  3,000   Sacramento, CA Muni Util Dist Elec Rev
          Sacramento Mud Ser R (MBIA Insd)                     5.000   08/15/33       3,090,480
  1,375   San Bernadino, CA Jt Pwrs Fin Auth
          Alloc Rev Cent City Merged Proj Ser A
          Rfdg (AMBAC Insd) (a)                                5.750   07/01/20       1,578,225
  2,500   San Francisco, CA City & Cnty Pub Util
          Com Wtr Rev Ser A (MBIA Insd)                        5.000   11/01/32       2,569,200
  1,000   San Joaquin Hills, CA Transn Corridor
          Agy Toll Rd Rev Cap Apprec Ser A Rfdg
          (MBIA Insd)                                            *     01/15/27         374,470
  1,000   San Joaquin Hills, CA Transn Corridor
          Agy Toll Rd Rev Cap Apprec Ser A Rfdg
          (MBIA Insd)                                            *     01/15/28         356,910
  7,000   Tobacco Securitization Auth Asset Bkd
          Sr Ser A-1                                           5.125   06/01/46       6,871,200
  4,290   Tobacco Securitization Auth Northn CA
          Tob Settlement Rev Bd Ser A-1                        5.375   06/01/38       4,355,980
  3,050   Tobacco Securitization Auth Northn CA
          Tob Settlement Rev Bd Ser A-1                        5.500   06/01/45       3,106,333
  3,200   Tobacco Securitization Auth Southn CA
          Tob Settlement Ser A-1                               5.000   06/01/37       3,133,280
  5,000   University CA Rev Gen Ser B (AMBAC
          Insd)                                                5.000   05/15/20       5,225,400
                                                                                  -------------
                                                                                    172,535,610
                                                                                  -------------
          COLORADO 4.2%
  1,600   Arkansas River Pwr Auth CO Impt (XLCA
          Insd)                                                5.250   10/01/40       1,676,304
  1,000   Colorado Hlth Fac Auth Rev Catholic
          Hlth Initiatives Ser A (Escrowed to
          Maturity)                                            5.500   03/01/32       1,070,640
  2,250   Colorado Hlth Fac Auth Rev Covenant
          Retirement Cmnty Inc                                 5.000   12/01/35       2,231,032
  1,000   Colorado Hlth Fac Auth Rev Evangelical
          Lutheran Ser A                                       5.250   06/01/34       1,024,760
  3,700   Colorado Hlth Fac Auth Rev Hlth Fac
          Evangelical Lutheran                                 5.000   06/01/35       3,709,731
  1,125   Colorado Hlth Fac Auth Rev Hosp
          Portercare Adventist Hlth (Prerefunded
          @ 11/15/11)                                          6.500   11/15/31       1,272,656
  4,000   Colorado Springs, CO Util Rev Sys Sub
          Lien Impt Ser A Rfdg                                 5.000   11/15/29       4,076,920
    265   Jefferson Cnty, CO Residential Mtg Rev
          (Escrowed to Maturity) (a)                          11.500   09/01/08         304,297
    300   Jefferson Cnty, CO Residential Mtg Rev
          (Escrowed to Maturity) (a)                          11.500   09/01/09         363,996
    340   Jefferson Cnty, CO Residential Mtg Rev
          (Escrowed to Maturity) (a)                          11.500   09/01/10         433,898
    220   Jefferson Cnty, CO Residential Mtg Rev
          (Escrowed to Maturity)                              11.500   09/01/11         293,847
    100   Jefferson Cnty, CO Residential Mtg Rev
          (Escrowed to Maturity) (a)                           9.000   09/01/12         126,109
  1,000   Park Creek Metro Dist CO Rev Sr Ltd
          Tax Ppty Tax Rfdg                                    5.500   12/01/30       1,033,160
  2,000   Park Creek Metro Dist CO Rev Sr Ltd
          Tax Ppty Tax Rfdg                                    5.500   12/01/37       2,054,360
  6,365   Platte Riv Pwr Auth CO Pwr Rev Ser EE                5.375   06/01/16       6,833,782
                                                                                  -------------
                                                                                     26,505,492
                                                                                  -------------
          CONNECTICUT 3.7%
  2,265   Bridgeport, CT Ser A (Prerefunded @
          08/15/14) (MBIA Insd) (a)                            5.250   08/15/23       2,474,241
  2,840   Connecticut St Spl Oblig Pkg Rev
          Bradley Intl Arpt Ser A (AMT) (ACA
          Insd)                                                6.600   07/01/24       3,087,762
  3,460   Mashantucket Western Pequot Tribe CT
          Spl Rev Ser A, 144A - Private
          Placement (Prerefunded @ 09/01/07) (d)               6.400   09/01/11       3,593,764

  3,540   Mashantucket Western Pequot Tribe CT
          Spl Rev Ser A, 144A - Private
          Placement (Prerefunded @ 9/1/06) (d)                 6.400   09/01/11       3,615,933
  6,500   Mashantucket Western Pequot Tribe CT
          Spl Rev Ser B, 144A - Private
          Placement (d)                                        5.750   09/01/18       6,675,695
  3,500   Mashantucket Western Pequot Tribe CT
          Spl Rev Ser B, 144A - Private
          Placement (d)                                        5.750   09/01/27       3,573,465
                                                                                  -------------
                                                                                     23,020,860
                                                                                  -------------
          DISTRICT OF COLUMBIA 1.0%
  1,000   District of Columbia Hosp Rev
          Medlantic Hlthcare Group A Rfdg
          (Escrowed to Maturity) (MBIA Insd)                   5.875   08/15/19       1,021,620
  5,000   Metropolitan WA DC Arpt Auth Sys Ser A
          (AMT) (FGIC Insd)                                    5.125   10/01/26       5,118,750
                                                                                  -------------
                                                                                      6,140,370
                                                                                  -------------
          FLORIDA 10.5%
  3,380   Brevard Cnty, FL Hlth Fac Hlth First
          Inc Proj (MBIA Insd)                                 5.125   04/01/31       3,468,252
  3,800   Brevard Cnty, FL Hlth Fac Hlth First
          Inc Proj                                             5.000   04/01/34       3,844,498
    400   Capital Tr Agy FL Rev Ft Lauderdale
          Proj (AMT)                                           5.750   01/01/32         415,236
    460   Escambia Cnty, FL Hlth Fac Auth Rev
          (AMBAC Insd)                                         5.950   07/01/20         481,109
  3,000   Florida St Dept Environmental Prot
          Preservtn Rev Ser A (FGIC Insd)                      5.750   07/01/10       3,211,500
  3,880   Florida St Dept Trans Right of Way Ser
          A                                                    5.250   07/01/21       4,160,252
  5,000   Florida St Dept Trans Tpk Rev Ser A                  5.000   07/01/29       5,172,500
  1,895   Gulf Breeze, FL Rev Loc Govt (Variable
          Rate Coupon) (FGIC Insd) (a)                         5.625   12/01/20       2,004,702
  1,250   Highlands Cnty, FL Hlth Fac Auth Rev
          Hosp Adventist Hlth Ser C Rfdg                       5.000   11/15/31       1,264,262
  5,000   Highlands Cnty, FL Hlth Fac Auth Rev
          Hosp Adventist Hlth Ser D                            5.000   11/15/35       5,053,700
  1,000   Highlands Cnty, FL Hlth Fac Auth Rev
          Hosp Adventist Hlth Ser D                            5.375   11/15/35       1,035,620
  2,310   Hillsborough Cnty, FL Indl Dev Auth
          Indl Dev Rev Hlth Fac Proj Univ Cmnty
          Hosp Ser A                                           5.500   08/15/14       2,400,136
  1,000   Jacksonville, FL Sales Tax Rev Better
          Jacksonville (MBIA Insd)                             5.250   10/01/21       1,065,620
  2,500   Jea, FL Elec Sys Rev Ser Three-A (FSA Insd)          5.000   10/01/41       2,558,275
    265   Lakeland, FL Hosp Sys Rev Lakeland
          Regl Hlth Sys                                        5.500   11/15/32         276,689
  1,515   Miami Beach, FL Stormwtr Rev (FGIC
          Insd)                                                5.250   09/01/25       1,580,736
  2,000   Miami-Dade Cnty, FL Aviation rev Miami
          Intl Arpt (AMT) (FGIC Insd)                          5.375   10/01/25       2,090,340
  2,700   Miami-Dade Cnty, FL Aviation rev Miami
          Intl Arpt (AMT) (FGIC Insd)                          5.375   10/01/32       2,807,676
  5,000   Miami-Dade Cnty, FL Aviation Ser A
          (AMT) (FSA Insd)                                     5.125   10/01/35       5,100,750
  2,000   Miami-Dade Cnty, FL Pub Fac Rev
          Jackson Hlth Sys Ser A (MBIA Insd)                   5.000   06/01/31       2,062,540
  3,750   Orange Cnty, FL Sch Brd Ctf Partn Ser
          A (AMBAC Insd)                                       5.250   08/01/14       4,017,487
  4,320   Orange Cnty, FL Tourist Dev Tax Rev
          (Prerefunded @ 10/01/09) (AMBAC Insd)                5.625   10/01/14       4,557,514
  4,300   Orange Cnty, FL Tourist Dev Tax Rev
          (Prerefunded @ 10/01/09) (AMBAC Insd)                5.500   10/01/31       4,520,504
  1,060   Tallahassee, FL Lease Rev FL St Univ
          Proj Ser A (MBIA Insd) (a)                           5.500   08/01/18       1,131,052
  1,000   Tampa-Hillsborough Cnty, FL Expwy Auth
          Rev (AMBAC Insd)                                     5.000   07/01/25       1,042,450
                                                                                  -------------
                                                                                     65,323,400
                                                                                  -------------

          GEORGIA 2.6%
  2,000   Atlanta, GA Arpt Passenger Fac Gen Sub
          Lien Ser C (FSA Insd)                                5.000   01/01/33       2,049,160
  1,000   Augusta, GA Gen Arpt Rev Passenger Ser
          B (AMT)                                              5.350   01/01/28       1,025,690
  1,400   Municipal Elec Auth GA Combustion
          Turbine Ser A (MBIA Insd)                            5.250   11/01/14       1,500,086
  8,025   Municipal Elec Auth GA Combustion
          Turbine Ser A (MBIA Insd)                            5.250   11/01/18       8,549,273
  1,000   Oconee Cnty, GA Indl Dev Auth Oiit
          Proj (XLCA Insd)                                     5.250   07/01/23       1,048,660
  2,000   Royston, GA Hosp Auth Hosp Ctf Rev Ty
          Cobb Hlthcare Sys Inc Rfdg                           6.500   07/01/27       1,990,800
                                                                                  -------------
                                                                                     16,163,669
                                                                                  -------------
          ILLINOIS 12.2%
  2,000   Bolingbrook, IL Sales Tax Rev (e)                  0/6.250   01/01/24       1,878,640
  3,400   Carol Stream, IL First Mtg Rev Windsor
          Pk Mnr Proj (Prerefunded @ 12/01/07)                 7.000   12/01/13       3,592,440
  4,000   Chicago, IL Neighborhoods Alive 21 Pgm
          Ser A (Prerefunded @ 07/01/10) (FGIC
          Insd)                                                5.750   01/01/40       4,318,040
  5,000   Chicago, IL O'Hare Intl Arpt Rev Gen
          Arpt Third Lien Ser A Rfdg (AMT) (MBIA
          Insd)                                                5.375   01/01/32       5,193,200
  3,500   Chicago, IL O'Hare Intl Arpt Rev Gen
          Arpt Third Lien Ser C-2 Rfdg (AMT)
          (FSA Insd)                                           5.250   01/01/30       3,604,860
  7,500   Chicago, IL O'Hare Intl Arpt Rev Rols
          RR II 494-1 (Acquired 12/16/05, Cost
          $8,567,573) (Inverse Fltg) (MBIA Insd)
          (c)                                                  5.225   01/01/24       8,434,425
  1,015   Chicago, IL O'Hare Intl Arpt Rev
          Second Lien Passenger Fac Ser B (AMBAC
          Insd)                                                5.500   01/01/16       1,082,020
    485   Chicago, IL Pk Dist Ser C (FGIC Insd)                5.500   01/01/19         516,384
  1,495   Chicago, IL Pk Dist Ser C (Prerefunded
          @ 07/01/11) (FGIC Insd)                              5.500   01/01/19       1,608,994
  2,565   Chicago, IL Proj Ser C Rfdg (FGIC
          Insd) (a)                                            5.750   01/01/12       2,762,120
    465   Chicago, IL Proj Ser C Rfdg (FGIC Insd)              5.500   01/01/40         490,901
      5   Chicago, IL Single Family Mtg Rev Ser
          B (AMT) (GNMA Collateralized)                        7.625   09/01/27           5,014
  1,000   Cook Cnty, IL Cmnty Cons Sch Dist No
          64 Park Ridge (FSA Insd)                             5.500   12/01/14       1,101,480
    510   Cook Cnty, IL Sch Dist No 107 (a)                    7.150   12/01/08         546,893
    575   Cook Cnty, IL Sch Dist No 107 (a)                    7.200   12/01/09         633,225
    625   Cook Cnty, IL Sch Dist No 107                        7.000   12/01/10         699,088
  1,000   Cook Cnty, IL Ser A (Prerefunded @
          05/15/11) (FGIC Insd)                                5.500   11/15/31       1,074,410
  1,000   Cortland, IL Spl Tax Rev Sheaffer Sys
          Proj (Aquired 05/02/06, Cost $990,000)
          (c)                                                  5.500   03/01/17       1,001,140
  1,000   Deerfield, IL Edl Fac Chicago Land
          Jewish High Sch Proj                                 6.000   05/01/41       1,007,590
  2,725   Illinois Dev Fin Auth Rev Cmnty Rehab
          Providers Fac Ser A                                  7.375   07/01/25       2,949,785
  1,565   Illinois Ed Fac Auth Rev DePaul Univ
          (Prerefunded @ 10/01/10) (AMBAC Insd)                5.625   10/01/15       1,688,338
  1,500   Illinois Fin Auth Rev IL Inst of
          Technology Ser A                                     5.000   04/01/31       1,516,530
  1,000   Illinois Fin Auth Rev Landing at
          Plymouth Pl Proj Ser A                               6.000   05/15/25       1,036,590
  1,350   Illinois Fin Auth Rev Landing at
          Plymouth Pl Proj Ser A                               6.000   05/15/37       1,388,907
  2,500   Illinois Fin Auth Rev Northwestern Mem
          Hosp Ser A                                           5.500   08/15/43       2,641,475
  1,645   Illinois Hlth Fac Auth Rev Evangelical
          Hosp Ser C Rfdg (FSA Insd)                           6.750   04/15/12       1,813,201
  4,750   Illinois Hsg Dev Auth Rev Homeowner
          Mtg Subser  C-2 (AMT)                                5.150   08/01/37       4,805,148
  1,500   Illinois St First Ser (FGIC Insd)                    5.375   11/01/14       1,602,045

  3,000   Illinois St First Ser (FSA Insd)                     5.250   12/01/21       3,180,240
  3,440   Kendall Kane & Will Cntys, IL Cmnty
          Sch Dist No 308 Ser B (FGIC Insd) (a)                5.250   10/01/19       3,658,268
    250   Lake Cnty, IL Cmnty Unit Sch Dist No
          116 Round Lake (Escrowed to Maturity)
          (Radian Insd)                                        7.600   02/01/14         307,675
  2,675   Metropolitan Pier & Expo Auth IL
          Dedicated St Tax Rev McCormick Pl Expn
          Ser A (MBIA Insd)                                    5.250   06/15/42       2,798,264
    311   Pingree Grove Vlg, IL Spl Svc Area No
          1 Spl Tax Ser 05-1 Cambridge Lakes Proj              5.250   03/01/15         314,088
  2,500   Schaumburg, IL Ser B (FGIC Insd)                     5.000   12/01/41       2,545,025
  1,335   Will Cnty, IL Cmnty Sch Dist No 161
          Summit Hill Cap Apprec (FGIC Insd)                     *     01/01/16         885,292
    990   Will Cnty, IL Cmnty Sch Dist No 161
          Summit Hill Cap Apprec (FGIC Insd)                     *     01/01/19         560,122
    675   Will Cnty, IL Cmnty Sch Dist No 161
          Summit Hill Cap Apprec (Escrowed to
          Maturity) (FGIC Insd)                                  *     01/01/16         447,620
    425   Will Cnty, IL Cmnty Sch Dist No 161
          Summit Hill Cap Apprec (Escrowed to
          Maturity) (FGIC Insd)                                  *     01/01/19         242,509
  1,000   Yorkville, IL Utd City Spl Svc Area
          Spl Tax No 2004-107 Raintree Vlg IL
          Proj                                                 6.250   03/01/35       1,048,470
  1,000   Yorkville, IL Utd City Spl Svc Area
          Tax No 2005-108 Autumn Creek IL Proj                 6.000   03/01/36       1,002,010
                                                                                  -------------
                                                                                     75,982,466
                                                                                  -------------
          INDIANA 2.1%
  1,000   Allen Cnty, IN Juvenile Justice Ctr
          First Mtg (AMBAC Insd)                               5.500   01/01/18       1,074,120
  3,000   Indiana Hlth Fac Fin Auth Hosp Rev
          Cmnty Proj Ser A (AMBAC Insd)                        5.000   05/01/35       3,079,980
  3,710   Indianapolis, IN Loc Pub Impt Bd Bk
          Drivers Ser 1154 (Acquired 11/14/05,
          Cost $3,974,746) (Inverse Fltg) (MBIA
          Insd) (AMT) (c)                                      6.499   07/01/13       4,088,309
  1,500   Petersburg, IN Pollutn Ctl Rev IN Pwr
          & Lt (AMT)                                           5.950   12/01/29       1,587,165
    470   Saint Joseph Cnty, IN Econ Dev Rev
          Holy Cross Vlg IN Notre Dame Pj Ser A                6.000   05/15/38         487,197
  2,500   Vigo Cnty, IN Sch Bldg Corp First Mtg
          Impt & Rfdg (FSA Insd)                               5.250   07/10/24       2,617,300
                                                                                  -------------
                                                                                     12,934,071
                                                                                  -------------
          IOWA 1.0%
  2,250   Tobacco Settlement Auth IA Tob
          Settlement Rev Ser C                                 5.375   06/01/38       2,273,468
  1,800   Tobacco Settlement Auth IA Tob
          Settlement Rev Ser C                                 5.500   06/01/42       1,834,524
  2,250   Tobacco Settlement Auth IA Tob
          Settlement Rev Ser C                                 5.625   06/01/46       2,316,060
                                                                                  -------------
                                                                                      6,424,052
                                                                                  -------------
          KANSAS 0.5%
  1,825   Cowley Cnty, KS Uni Sch Dist No 465
          Winfield Impt & Rfdg (MBIA Insd) (a)                 5.250   10/01/22       1,971,730
    400   Overland Pk, KS Dev Corp Rev First
          Tier Overland Park Ser A                             7.375   01/01/32         437,104
    750   Wyandotte Cnty, KS Sch Dist 500 Rfdg
          (FSA Insd)                                           5.000   09/01/19         792,863
                                                                                  -------------
                                                                                      3,201,697
                                                                                  -------------
          KENTUCKY 0.4%
  2,350   Louisville & Jefferson, KY Swr Ser A
          (MBIA Insd) (a)                                      5.500   05/15/15       2,547,494
                                                                                  -------------
          LOUISIANA 2.9%
  5,000   Ernest N Morial New Orleans, LA Exhib
          Hall Auth Spl Tax Sub Ser A (AMBAC
          Insd)                                                5.250   07/15/21       5,232,350

  1,485   Louisiana Hsg Fin Agy Rev Azalea
          Estates Ser A Rfdg (AMT) (GNMA
          Collateralized)                                      5.375   10/20/39       1,519,957
  1,675   Louisiana Loc Govt Environmental Fac
          Pkg Fac Corp Garage Proj Ser A (AMBAC
          Insd) (a)                                            5.200   10/01/19       1,753,708
  2,580   Louisiana Loc Govt Environmental Rev
          Southeastn LA Student Hsg Ser A (MBIA
          Insd)                                                5.250   08/01/21       2,727,447
  7,277   Louisiana St Univ & Agric & Mechanical
          College Univ Rev Master Agreement
          (Acquired 11/30/98, Cost $7,276,555)
          (c)                                                  5.750   10/30/18       6,875,325
                                                                                  -------------
                                                                                     18,108,787
                                                                                  -------------
          MARYLAND 1.1%
  1,120   Baltimore, MD Convention Ctr Hotel Rev
          Drivers Ser 1251 (Acquired 02/06/06,
          Cost $1,318,341) (Inverse Fltg) (XLCA
          Insd) (c)                                            6.530   03/01/14       1,282,030
    500   Maryland St Econ Dev Corp Student Hsg
          Rev Univ MD College Pk Proj
          (Prerefunded @ 06/01/13)                             5.625   06/01/35         548,290
  1,700   Maryland St Trans Auth Arpt
          Baltimore/WA Intl Arpt Ser B (AMT)
          (AMBAC Insd)                                         5.125   03/01/24       1,764,634
  2,365   Northeast, MD Waste Disp Auth Rfdg
          (AMT) (AMBAC Insd)                                   5.500   04/01/16       2,524,023
    750   Prince Georges Cnty, MD Spl Oblig Natl
          Harbor Proj                                          5.200   07/01/34         742,658
                                                                                  -------------
                                                                                      6,861,635
                                                                                  -------------
          MASSACHUSETTS 2.8%
  1,495   Massachusetts Bay Trans Auth MA Sales
          Tax Rev Ser A                                        5.000   07/01/35       1,525,812
  1,775   Massachusetts Muni Whsl Elec Co
          Nuclear Proj 5 Ser A (MBIA Insd)                     5.250   07/01/13       1,904,433
  2,765   Massachusetts St Dev Fin Agy Proj Ser
          R-2 (MBIA Insd)                                      5.125   02/01/34       2,852,733
    710   Massachusetts St Dev Fin Agy Rev
          Boston Architectural Ctr (ACA Insd)                  6.100   09/01/18         740,629
  1,000   Massachusetts St Dev Fin Agy Rev
          Boston Architectural Ctr (ACA Insd)                  6.250   09/01/28       1,039,890
  1,000   Massachusetts St Hlth & Ed Fac Auth
          Rev Partn Hlthcare Sys Ser C                         5.750   07/01/32       1,074,520
  3,700   Massachusetts St Hlth & Ed Fac Auth
          Rev Ser G (MBIA Insd)                                5.000   07/01/13       3,702,923
  4,850   Massachusetts St Hlth & Ed Fac Auth
          Rev Univ of MA Mem Issue Ser D                       5.000   07/01/33       4,846,217
                                                                                  -------------
                                                                                     17,687,157
                                                                                  -------------
          MICHIGAN 2.7%
  3,275   Detroit, MI Loc Dev Fin Auth Tax
          Increment Sr Ser B (Acquired 09/08/97,
          Cost $3,275,000) (c)                                 6.700   05/01/21       3,340,631
    790   Detroit, MI Loc Dev Fin Auth Tax
          Increment Sub Ser C (Acquired
          09/08/97, Cost $790,000) (c)                         6.850   05/01/21         806,795
  3,860   Detroit, MI Ser A (XLCA Insd) (a)                    5.250   04/01/21       4,064,657
  1,200   Detroit, MI Wtr Supply Sys Rev Sr Lien
          Ser C Rfdg (MBIA Insd)                               5.250   07/01/18       1,284,204
  1,180   Hillsdale, MI Hosp Fin Auth Hosp Rev
          Hillsdale Cmnty Hlth Ctr                             5.750   05/15/18       1,228,215
  1,000   Kent Hosp Fin Auth MI Rev Metro Hosp
          Proj Ser A                                           5.250   07/01/30       1,013,810
  1,000   Kent Hosp Fin Auth MI Rev Metro Hosp
          Proj Ser A                                           6.000   07/01/35       1,078,500
  1,450   Michigan St Hosp Fin Auth Rev Chelsea
          Cmnty Hosp Oblig                                     5.000   05/15/37       1,425,495
    500   Michigan St Hosp Fin Auth Rev Hosp
          Genesys Regl Med Ser A Rfdg (Escrowed
          to Maturity)                                         5.375   10/01/13         520,175
    775   Michigan St Hsg Dev Rental Hsg Rev Ser
          A (AMT) (MBIA Insd)                                  5.300   10/01/37         781,340

  1,500   Michigan St Strategic Fd Detroit
          Edison Co Proj Ser C Rfdg (AMT) (XLCA
          Insd)                                                5.450   12/15/32       1,569,315
                                                                                  -------------
                                                                                     17,113,137
                                                                                  -------------
          MINNESOTA 0.5%
  1,260   Glencoe, MN Hlthcare Fac Rev Glencoe
          Regl Hlth Svc Proj                                   5.000   04/01/31       1,262,986
  1,750   Saint Paul, MN Hsg & Redev Auth Hosp
          Rev Hlth East Proj                                   6.000   11/15/35       1,895,653
                                                                                  -------------
                                                                                      3,158,639
                                                                                  -------------
          MISSISSIPPI 0.0%
    270   Mississippi Home Corp Single Family
          Rev Mtg Ser F (AMT) (GNMA
          Collateralized)                                      7.550   12/01/27         280,346
                                                                                  -------------
          MISSOURI 3.8%
  1,000   Cape Girardeau Cnty, MO Indl Dev Auth
          Hlthcare Fac Rev Southeast MO Hosp
          Assoc                                                5.625   06/01/27       1,028,920
  1,000   Carthage, MO Hosp Rev                                5.875   04/01/30       1,003,930
  2,250   Carthage, MO Hosp Rev                                6.000   04/01/38       2,248,200
  1,400   Ellisville, MO Indl Dev Auth Rev
          Gambrill Gardens Proj Impt & Rfdg                    6.100   06/01/20       1,417,752
  1,000   Ellisville, MO Indl Dev Auth Rev
          Gambrill Gardens Proj Impt & Rfdg                    6.200   06/01/29       1,010,530
    385   Fenton, MO Tax Increment Rev & IMpt
          Gravois Bluffs Proj Rfdg (Prerefunded
          @ 10/01/11)                                          7.000   10/01/21         443,585
  1,000   Kearney, MO (AMBAC Insd)                             5.500   03/01/16       1,063,720
  3,500   Missouri Jt Muni Elec Util Plum Pwr
          Point Proj Rev (MBIA Insd)                           5.000   01/01/24       3,661,735
  1,200   Missouri St Hlth & Ed Fac Auth Rev Sr
          Living Fac Lutheran Ser B Rfdg                       5.125   02/01/27       1,210,788
  1,415   Missouri St Hlth & Ed Fac Rev Univ MO
          Columbia Arena Proj                                  5.000   11/01/18       1,477,104
  1,000   Missouri St Hwys & Trans Commn Rd Rev
          Ser A                                                5.125   02/01/17       1,053,290
  2,810   Perry Cnty, MO Nursing Home Rev Rfdg                 5.900   03/01/28       2,814,327
  1,000   Saint Charles, MO Ctf Partn Ser B                    5.500   05/01/18       1,042,510
  2,505   Saint Louis, MO Arpt Rev Cap Impt Prog
          Ser A (Prerefunded @ 07/01/12) (MBIA
          Insd) (a)                                            5.375   07/01/20       2,708,757
  1,460   Saint Louis, MO Brd Ed Direct Dep Pgm
          Ser A Rfdg (FSA Insd)                                5.000   04/01/21       1,518,692
                                                                                  -------------
                                                                                     23,703,840
                                                                                  -------------
          NEBRASKA 0.4%
  2,620   Omaha Pub Pwr Dist NE Elec Rev Sys Ser
          A                                                    5.000   02/01/34       2,690,033
                                                                                  -------------
          NEVADA 3.0%
  3,000   Clark Cnty, NV Arpt Rev Sub Lien Ser
          A-2 (FGIC Insd)                                      5.000   07/01/36       3,057,810
  5,000   Clark Cnty, NV Bd Bk (MBIA Insd)                     5.000   06/01/32       5,118,150
  4,000   Clark Cnty, NV Indl Dev Rev Southwest
          Gas Corp Proj Ser A (AMT) (AMBAC Insd)               5.250   07/01/34       4,139,880
  2,100   Henderson, NV Loc Impt Dist No T-18                  5.300   09/01/35       2,076,858
    125   Nevada Hsg Div Single Family Mtg Mezz
          Ser  D-2 (AMT)                                       6.300   04/01/21         125,473
    930   Reno, NV Cap Impt Rev (FGIC Insd)                    5.125   06/01/26         959,379
  1,570   Reno, NV Cap Impt Rev (Prerefunded @
          06/01/12) (FGIC Insd)                                5.125   06/01/26       1,675,724
  1,500   Reno, NV Sr Lien Retrac Reno Trans
          Proj (Prerefunded @ 06/01/12) (AMBAC
          Insd)                                                5.125   06/01/37       1,601,010
                                                                                  -------------
                                                                                     18,754,284
                                                                                  -------------

          NEW HAMPSHIRE 1.4%
  4,800   New Hampshire Higher Ed & Hlth Fac
          Auth Rev Daniel Webster College Issue                6.300   07/01/29       4,600,704
  2,000   New Hampshire Higher Ed & Hlth Fac
          Auth Rev Riverwoods at Exeter Ser A                  6.500   03/01/23       2,028,720
  1,525   New Hampshire Hlth & Ed Fac Auth Rev
          Derryfield Sch                                       6.750   07/01/20       1,653,283
    250   New Hampshire Hlth & Ed Fac Hlthcare
          Sys Covenant Hlth                                    5.500   07/01/34         261,285
                                                                                  -------------
                                                                                      8,543,992
                                                                                  -------------
          NEW JERSEY 9.1%
  1,555   Eastern Camden Cnty, NJ Regl Sch Dist
          Rfdg (FGIC Insd) (a)                                   *     03/01/08       1,460,363
  1,000   New Jersey Econ Dev Auth Econ Dev Rev
          Kapkowski Rd Landfill Proj Rfdg                      5.750   04/01/31       1,091,910
  3,880   New Jersey Econ Dev Auth Mtr Veh Rev
          Ser A (MBIA Insd)                                    5.000   07/01/22       4,049,905
  1,500   New Jersey Econ Dev Auth Rev Cig Tax                 5.750   06/15/29       1,589,985
    500   New Jersey Econ Dev Auth Rev Cig Tax                 5.750   06/15/34         526,650
 25,000   New Jersey Econ Dev Auth St Contract
          Econ Recovery (MBIA Insd)                            5.900   03/15/21      29,203,000
  1,500   New Jersey Econ Dev Auth Wtr Fac Rev
          NJ American Wtr Co Inc Ser B (AMT)
          (FGIC Insd)                                          5.375   05/01/32       1,552,305
  2,825   New Jersey St Ed Fac Auth Higher Ed
          Cap Impt Ser A (AMBAC Insd)                          5.250   09/01/19       3,005,292
  1,000   New Jersey St Ed Fac Auth Higher Ed
          Cap Impt Ser A (AMBAC Insd)                          5.250   09/01/21       1,059,670
  3,500   New Jersey St Tpk Auth Tpk Rev Ser C
          (FSA Insd)                                           6.500   01/01/16       4,042,220
  5,000   New Jersey St Tpk Auth Tpk Rev Ser C-1
          (AMBAC Insd)                                         5.000   01/01/35       5,089,250
  1,000   New Jersey St Trans Tr Fd Auth Trans
          Sys Ser A                                            5.750   06/15/18       1,131,170
  3,000   Newark, NJ Hsg Auth Port Auth Newark
          Marine Terminal (MBIA Insd)                          5.000   01/01/37       3,081,210
                                                                                  -------------
                                                                                     56,882,930
                                                                                  -------------
          NEW MEXICO 0.3%
  1,500   Jicarilla, NM Apache Nation Adj Ser A
          (Acquired 10/23/03, Cost $1,514,910) (c)             5.000   09/01/18       1,530,420
                                                                                  -------------
          NEW YORK 14.5%
  3,600   Erie Cnty, NY Tob Asset Securitization
          Corp Asset Bkd Ser A                                 5.000   06/01/38       3,529,476
  2,300   Long Island Pwr Auth NY Elec Gen Ser B               5.000   12/01/35       2,358,236
  3,000   Metropolitan Trans Auth NY Rev Ser A
          Rfdg (FGIC Insd)                                     5.250   11/15/31       3,158,940
  2,000   Nassau Cnty, NY Tob Setllement Corp
          Asset Bkd Ser A-3                                    5.125   06/01/46       1,978,060
  1,000   Nassau Cnty, NY Tob Settlement Corp
          Asset Bkd Ser A-3                                    5.000   06/01/35         985,660
     85   New York City Adj Sub Ser A-1                        5.750   08/01/12          85,121
  2,625   New York City Hlth & Hosp Corp Rev
          Hlth Sys Ser A (AMBAC Insd)                          5.000   02/15/11       2,751,814
  3,000   New York City Indl Dev Agy Amern Airl
          JFK Intl Arpt (Variable Rate Coupon)
          (AMT)                                                7.625   08/01/25       3,512,940
  1,000   New York City Indl Dev Agy Amern Airl
          JFK Intl Arpt (Variable Rate Coupon)
          (AMT)                                                7.750   08/01/31       1,172,050
    400   New York City Indl Dev Agy Rev Liberty
          7 World Trade Ctr Ser A                              6.250   03/01/15         425,644
  2,500   New York City Muni Wtr Fin Auth Wtr &
          Swr Sys Rev Ser D                                    5.000   06/15/39       2,563,425
  5,000   New York City Ser A                                  6.250   08/01/08       5,083,800

  3,000   New York City Ser G                                  5.000   12/01/27       3,081,060
  2,000   New York City Ser H                                  5.750   03/15/13       2,158,180
  1,000   New York City Trans Future Tax Second
          Ser C (AMBAC Insd)                                   5.250   08/01/22       1,062,260
  1,545   New York St Dorm Auth Lease Teachers
          College (FSA Insd)                                   5.250   08/15/15       1,641,593
  6,800   New York St Dorm Auth Rev City Univ
          Sys Cons Ser A                                       5.625   07/01/16       7,486,868
  1,250   New York St Dorm Auth Rev Cons City
          Univ Sys Ser A (FSA Insd)                            5.750   07/01/13       1,388,563
    350   New York St Dorm Auth Rev Mt Sinai NYU
          Hlth                                                 5.500   07/01/26         353,623
  3,000   New York St Dorm Auth Rev Sch Dist Fin
          Pgm Ser D (MBIA Insd)                                5.500   10/01/17       3,249,570
  4,200   New York St Dorm Auth Rev Secd Hosp N
          General Hosp Rfdg                                    5.750   02/15/19       4,572,540
  8,800   New York, NY City Muni Wtr Fin Auth
          Wtr & Swr Sys Rev Ser D                              5.000   06/15/38       9,024,576
  3,751   Plainedge, NY Uni Free Sch Dist No.
          2063 (Acquired 7/25/97, Cost
          $3,750,926) (c)                                      6.000   06/01/12       3,832,771
  3,000   Triborough Brdg & Tunl Auth Gen Purp
          Ser A                                                5.000   01/01/27       3,070,560
  5,000   Triborough Brdg & Tunl Auth NY Gen Ser
          B Rfdg                                               5.000   11/15/21       5,178,500
  3,900   Triborough Brdg & Tunl Auth NY Rev
          Rfdg (MBIA Insd)                                     5.000   11/15/32       3,998,007
  1,000   Tsasc Inc NY Rev Ser 1                               5.125   06/01/42         990,200
 10,500   Tsasc Inc NY Ser 1                                   5.000   06/01/34      10,387,230
  1,000   Westchester Tob Asset Securitization
          Corp NY                                              5.000   06/01/26         996,820
    500   Yonkers, NY Indl Dev Agy Civic Fac Rev
          Cmnty Dev Ppty Yonkers Inc Ser A
          (Prerefunded @ 02/01/11)                             6.625   02/01/26         559,785
                                                                                  -------------
                                                                                     90,637,872
                                                                                  -------------
          NORTH CAROLINA 2.8%
  8,300   North Carolina Muni Pwr Agy No 1
          Catawba Elec Rev Rfdg (MBIA Insd)                    6.000   01/01/12       9,145,521
  7,605   North Carolina Muni Pwr Agy Ser A
          (MBIA Insd)                                          5.250   01/01/20       8,059,475
                                                                                  -------------
                                                                                     17,204,996
                                                                                  -------------
          OHIO 3.5%
    300   Adams Cnty Hosp Fac Impt Rev Adams
          Cnty Hosp Proj                                       6.250   09/01/20         303,291
  3,950   Cincinnati, OH City Sch Dist Sch Impt
          (FSA Insd)                                           5.250   06/01/18       4,211,095
  2,485   Cleveland-Cuyahoga Cnty, OH Dev Port
          Auth Rev Cleveland Bond Fd Ser B (a)                 5.375   05/15/18       2,529,308
  1,000   Columbus, OH City Sch Dist Sch Fac
          Constr & Impt (FSA Insd)                             5.250   12/01/21       1,073,130
  1,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton
          Inc Proj                                             7.500   01/01/30       1,101,170
  2,350   Franklin Cnty, OH Convention Fac Auth
          Tax & Lease Rev Antic Bds Rfdg (AMBAC
          Insd)                                                5.250   12/01/17       2,499,930
  1,000   Lorain Cnty, OH Hosp Rev Catholic
          Hlthcare                                             5.375   10/01/30       1,040,860
  2,000   Lorain, OH City Sch Dist Classroom Fac
          Impt (MBIA Insd)                                     5.250   12/01/20       2,154,680
  2,270   Montgomery Cnty, OH Hosp Rev Kettering
          Med Ctr Impt & Rfdg (MBIA Insd)                      6.250   04/01/20       2,694,377
  1,250   Ohio St Bldg Auth St Fac Admin Bldg Fd
          Proj Ser A (FSA Insd)                                5.000   04/01/22       1,298,100
  2,500   Ohio St Bldg Auth St Fac Adult
          Correction Ser A Rfdg (FSA Insd)                     5.500   10/01/12       2,692,075
                                                                                  -------------
                                                                                     21,598,016
                                                                                  -------------
          OKLAHOMA 0.6%
  1,240   Kay Cnty, OK Home Fin Auth Rev Single
          Family Mtg Ser A Rfdg (Escrowed to
          Maturity) (AMBAC Insd)                               7.000   11/01/11       1,412,100

  1,250   Oklahoma City, OK Pub Ppty Auth Hotel
          Tax Rev (FGIC Insd)                                  5.250   10/01/29       1,324,038
  1,035   Oklahoma Hsg Fin Agy Single Family Rev
          Mtg Class B (AMT) (GNMA Collateralized)              7.997   08/01/18       1,084,131
                                                                                  -------------
                                                                                      3,820,269
                                                                                  -------------
          OREGON 0.9%
  4,000   Oregon Hlth Sciences Univ Insd Ser A
          (MBIA Insd)                                          5.250   07/01/22       4,238,560
  1,500   Oregon St Dept Admin Ser C Rfdg (MBIA
          Insd)                                                5.250   11/01/17       1,587,870
                                                                                  -------------
                                                                                      5,826,430
                                                                                  -------------
          PENNSYLVANIA 3.4%
    385   Allegheny Cnty, PA San Auth Swr Rev
          (MBIA Insd)                                          5.500   12/01/30         408,462
    315   Crawford Cnty, PA Hosp Auth Sr Living
          Fac Rev Wesbury Utd Methodist Cmnty (a)              5.875   08/15/10         328,422
    275   Lehigh Cnty, PA Gen Purp Auth Rev
          First Mtg Bible Fellowship Proj Ser A
          Rfdg (a)                                             5.100   12/15/06         275,173
    295   Lehigh Cnty, PA Gen Purp Auth Rev
          First Mtg Bible Fellowship Proj Ser A
          Rfdg (a)                                             5.250   12/15/07         296,180
    210   Lehigh Cnty, PA Gen Purp Auth Rev
          First Mtg Bible Fellowship Proj Ser A
          Rfdg                                                 5.300   12/15/08         211,310
    320   Lehigh Cnty, PA Gen Purp Auth Rev
          First Mtg Bible Fellowship Proj Ser A
          Rfdg (a)                                             5.300   12/15/09         321,165
    240   Lehigh Cnty, PA Gen Purp Auth Rev
          First Mtg Bible Fellowship Proj Ser A
          Rfdg                                                 5.400   12/15/10         240,319
    400   Montgomery Cnty, PA Indl Dev Auth Rev
          Mtg Whitemarsh Continuing Care Proj                  6.125   02/01/28         422,628
  1,550   Pennsylvania Hsg Fin Agy Ser 94-A (AMT)              5.100   10/01/31       1,565,159
  1,000   Philadelphia, PA Auth Indl Dev
          Philadelphia Arpt Sys Proj Ser A (AMT)
          (FGIC Insd)                                          5.125   07/01/19       1,035,530
  2,600   Philadelphia, PA Auth Indl Rev Ser B
          (FSA Insd)                                           5.500   10/01/16       2,812,212
  3,200   Philadelphia, PA Gas Wks Rev 1998 Gen
          Ordinance 4th Ser (FSA Insd)                         5.250   08/01/19       3,373,184
  4,305   Philadelphia, PA Redev Auth Rev
          Neighborhood Transformation Ser A
          (FGIC Insd)                                          5.250   04/15/11       4,564,548
  2,675   Pittsburgh, PA Ser A (AMBAC Insd)                    5.500   09/01/17       2,856,659
  2,530   Pittssburgh, PA Ser A (Prerefunded @
          03/01/12) (AMBAC Insd)                               5.500   09/01/17       2,741,559
                                                                                  -------------
                                                                                     21,452,510
                                                                                  -------------
          SOUTH CAROLINA 4.7%
  2,000   Charleston Ed Excellence Fin Corp SC
          Rev Rols RR II R 471 (Acquired
          12/06/05, Cost $2,188,640) (Inverse
          Fltg) (c)                                            5.225   12/01/26       2,185,200
  5,615   Charleston Ed Excellence Fin Corp SC
          Rev Rols RR II R 515 (Acquired
          02/10/06, Cost $6,415,145) (Inverse
          Fltg) (AGC Insd) (c)                                 5.225   12/01/30       6,176,107
  5,000   Kershaw Cnty, SC Pub Kershaw Cnty Sch
          Dist Proj (CIFG Insd)                                5.000   12/01/26       5,144,050
  2,000   Rock Hill, SC Util Sys Rev Comb Ser A
          Impt & Rfdg (FSA Insd)                               5.375   01/01/18       2,146,600
    475   Rock Hill, SC Util Sys Rev Comb Ser C
          Rfdg (FSA Insd)                                      5.125   01/01/13         497,748
  1,235   Rock Hill, SC Util Sys Rev Comb Ser C
          Rfdg (FSA Insd) (a)                                  5.250   01/01/15       1,299,035
  2,500   South Carolina Jobs Econ Dev Auth Indl
          Rev Elec & Gas Co Proj Ser A (AMBAC
          Insd)                                                5.200   11/01/27       2,614,750
  9,250   South Carolina Trans Infrastructure Bk
          Rev Ser A (AMBAC Insd)                               5.000   10/01/33       9,470,335
                                                                                  -------------
                                                                                     29,533,825
                                                                                  -------------
          SOUTH DAKOTA 0.3%

  1,905   Minnehaha Cnty, SD Ctf Ltd Tax (FSA
          Insd) (a)                                            5.000   12/01/19       1,996,802
                                                                                  -------------
          TENNESSEE 1.7%
    400   Elizabethton, TN Hlth & Ed Fac Brd Rev
          Hosp First Mtg Ser B Impt & Rfdg                     8.000   07/01/33         468,728
    400   Elizabethton, TN Hlth & Ed Fac Brd Rev
          Hosp Ser B Impt & Rfdg (MBIA Insd)                   7.750   07/01/29         481,076
  4,000   Johnson City, TN Hlth & Ed Fac Brd
          Hosp Rev First Mtg Mtn St Hlth Ser A
          Rfdg (MBIA Insd)                                     7.500   07/01/25       4,850,800
  1,000   Metropolitan Nashville Arpt Auth TN
          Impt Ser A Rfdg (FGIC Insd)                          6.600   07/01/14       1,118,070
  1,500   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd
          Rev Trezevant Manor Proj Ser A                       5.625   09/01/26       1,494,195
  1,500   Tennessee Hsg Dev Agy Home Ownership
          Pgm 2006 (AMT)                                       5.150   01/01/37       1,519,485
    585   Tennessee Hsg Dev Agy Home Ownership
          Pgm 2-A (AMT)                                        5.700   07/01/31         593,436
                                                                                  -------------
                                                                                     10,525,790
                                                                                  -------------
          TEXAS 8.4%
  1,130   Alliance Arpt Auth Inc TX Spl Fac Rev
          Fedex Corp Proj Rfdg (AMT)                           4.850   04/01/21       1,122,192
  1,000   Brazos Cnty, TX Hlth Fac Dev Oblig Grp               5.375   01/01/32       1,034,850
  2,500   Coastal Bend Hlth Fac Dev, TX Ser C
          (Inverse Fltg) (Escrowed to Maturity)
          (AMBAC Insd)                                         7.778   11/15/13       3,097,025
  2,420   Dallas Cnty, TX Cmnty College Dist Rev
          Fin Sys (AMBAC Insd) (a)                             5.375   02/15/16       2,536,813
  1,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt
          Ser A Impt & Rfdg (AMT) (FGIC Insd)                  5.500   11/01/31       1,048,800
  1,500   Fort Worth, TX Wtr & Swr Rev Impt &
          Rfdg                                                 5.750   02/15/16       1,604,715
  2,000   Harris Cnty, TX Toll Rd Sub Lien Rfdg                5.000   08/01/33       2,020,440
  6,000   Harris Cnty-Houston, TX Sports Auth
          Spl Rev Jr Lien Ser B Rfdg (MBIA Insd)               5.250   11/15/40       6,229,860
  1,000   Houston, TX Arpt Sys Rev Sub Lien Ser
          A (AMT) (FSA Insd)                                   5.625   07/01/30       1,050,380
  3,345   Houston, TX Hotel Occupancy Tax Convtn
          & Entertnmnt Ser B (AMBAC Insd)                      5.750   09/01/14       3,628,857
    130   Houston, TX Pub Impt & Rfdg (FSA Insd)               5.750   03/01/15         139,261
 10,000   Houston, TX Util Sys Rev First Lien
          Ser A Rfdg (FSA Insd)                                5.250   05/15/21      10,649,700
  4,000   Houston, TX Util Sys Rev First Lien
          Ser A Rfdg (FGIC Insd)                               5.250   05/15/23       4,249,000
  1,250   Matagorda Cnty, TX Navig Dist No 1 Rev
          Coll Centerpoint Energy Proj Rfdg
          (Variable Rate Coupon)                               5.600   03/01/27       1,307,263
  1,000   Mesquite, TX Hlth Fac Dev Corp
          Retirement Fac Christian Care Ctr Ser
          A (Prerefunded @ 02/15/10)                           7.625   02/15/28       1,127,010
  1,800   Metropolitan Hlth Fac Dev Corp TX
          Wilson N Jones Mem Hosp Proj                         7.250   01/01/31       1,853,604
  1,000   North Central, TX Hlth Fac Dev Corp
          Rev Hosp Baylor Hlthcare Sys Proj Ser A              5.125   05/15/29       1,013,470
  4,000   North Central, TX Hlth Fac Dev Hosp
          Childrens Med Ctr Dallas (AMBAC Insd)                5.250   08/15/32       4,160,360
     95   Pecos Cnty, TX Ctf Partn (Acquired
          06/23/97, Cost $90,253) (c)                          6.000   01/12/08          95,755
  3,599   Region One Ed Svc Ctr Sub Tech Fac
          Proj (Acquired 12/30/97, Cost
          $3,753,476) (c)                                      6.590   12/15/17       3,804,639
     80   Texas Muni Pwr Agy Rev (Escrowed to
          Maturity) (MBIA Insd)                                  *     09/01/15          54,131
    490   Texas St Pub Ppty Fin Corp Rev Mental
          Hlth & Retardation Rfdg (FSA Insd)                   5.500   09/01/13         490,593
                                                                                  -------------
                                                                                     52,318,718

                                                                                  -------------
          VERMONT 0.2%
  1,000   Vermont Economic Dev Auth Mtg Rev Wake
          Robin Corp Proj Ser A                                5.375   05/01/36         999,760
                                                                                  -------------
          VIRGINIA 1.3%
  1,320   Fairfax Cnty, VA Ctf Part                            5.300   04/15/23       1,394,976
  1,340   Richmond, VA (FSA Insd)                              5.500   01/15/10       1,417,318
  2,750   Tobacco Settlement Fin Corp VA                       5.625   06/01/37       2,855,985
  2,590   Tobacco Settlement Fin Corp VA                       5.500   06/01/26       2,667,389
                                                                                  -------------
                                                                                      8,335,668
                                                                                  -------------
          WASHINGTON 3.7%
  5,000   Bellevue, WA Convention Ctr Auth Spl
          Oblig Rev Rfdg (MBIA Insd)                             *     02/01/24       2,172,650
  3,000   Clark Cnty, WA Pub Util Dist No 001
          Gen Sys Rev Rfdg (FSA Insd)                          5.625   01/01/12       3,167,880
  5,000   Cowlitz Cnty, WA Spl Swr Rev CSOB
          Wastewtr Treatment Rfdg (FGIC Insd)                  5.500   11/01/19       5,582,100
  3,000   Energy Northwest WA Elec Rev Proj No 3
          Ser A Rfdg (FSA Insd)                                5.500   07/01/18       3,224,340
  5,000   King Cnty, WA Ser B Rfdg (MBIA Insd)                 5.250   01/01/34       5,121,900
  2,000   Port Seattle, WA Rev Ser B (AMT) (MBIA
          Insd)                                                5.625   02/01/24       2,102,820
  1,345   Tacoma, WA Elec Sys Rev Ser A Rfdg
          (FSA Insd)                                           5.750   01/01/15       1,458,061
                                                                                  -------------
                                                                                     22,829,751
                                                                                  -------------
          WEST VIRGINIA 1.1%
  6,550   Harrison Cnty, WV Cnty Cmnty Solid
          Waste Disp Rev Potomac Edison Co Ser A
          (AMT) (MBIA Insd) (a)                                6.875   04/15/22       6,565,982
                                                                                  -------------
          WISCONSIN 1.2%
  1,500   Waukesha, WI Redev Auth Hsg Revr Sr
          Kirkland Crossings Proj Rfdg                         5.500   07/01/41       1,501,635
  5,000   Wisconsin St Hlth & Ed Fac Auth Mercy
          Hlth Sys Corp (AMBAC Insd)                           5.500   08/15/25       5,237,100
    400   Wisconsin St Hlth & Ed Fac Auth Rev
          Beaver Dam Cmnty Hosp Inc Ser A                      6.000   08/15/19         417,620
                                                                                  -------------
                                                                                      7,156,355
                                                                                  -------------
          GUAM 1.0%
  6,000   Guam Pwr Auth Rev Ser A (AMBAC Insd)                 5.250   10/01/34       6,235,440
                                                                                  -------------
          PUERTO RICO 1.1%
  2,000   Puerto Rico Muni Fin Agy Ser A (FSA
          Insd)                                                5.250   08/01/20       2,131,640
  4,500   Puerto Rico Pub Bldg Auth Rev Govt Fac
          Ser I (Comwth Gtd)                                   5.250   07/01/33       4,654,350
                                                                                  -------------
                                                                                      6,785,990
                                                                                  -------------
TOTAL LONG-TERM INVESTMENTS 149.9%
   (Cost $900,022,214)                                                              936,283,523
SHORT-TERM INVESTMENTS 0.6%
   (Cost $3,800,000)                                                                  3,800,000
                                                                                  -------------
TOTAL INVESTMENTS 150.5%
   (Cost $903,822,214)                                                              940,083,523
OTHER ASSETS IN EXCESS OF LIABILITIES 1.6%                                            9,924,994

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (52.1%)                         (325,481,372)
                                                                                  -------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%                                     $ 624,527,145
                                                                                  =============

Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a)  The Trust owns 100% of the outstanding bond issuance.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(c) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 7.4% of net assets applicable to common shares.

(d) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

ACA  - American Capital Access

AGC  - AGC Insured Custody Certificates

AMBAC - AMBAC Indemnity Corp.

AMT  - Alternative Minimum Tax

CIFG - CDC IXIS Financial Guaranty

Comwth Gtd - Commonwealth of Puerto Rico

FGIC - Financial Guaranty Insurance Co.

FSA  - Financial Security Assurance Inc.

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Investors Assurance Corp.

Radian - Radian Asset Assurance

XLCA - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2006:

                                                                  UNREALIZED
                                                                APPRECIATION/
                                                    CONTRACTS    DEPRECIAITON
                                                    ---------   -------------
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures September 06
(Current Notional Value of $106,031 per contract)      424        $(435,311)
                                                       ===        =========

SWAP AGREEMENTS OUTSTANDING AS OF JULY 31, 2006:

INTEREST RATE SWAPS

                                                            PAY/
                                                           RECEIVE                      NOTIONAL    UNREALIZED
                                                          FLOATING   FIXED  EXPIRATION   AMOUNT   APPRECIATION/
       COUNTERPARTY              FLOATING RATE INDEX        RATE     RATE      DATE       (000)    DEPRECIATION
       ------------         ----------------------------  --------  ------  ----------  --------  -------------
JP Morgan Chase Bank, N.A.  USD-BMA Municipal Swap Index  Receive   4.474%   10/30/26    $ 9,250    $(200,388)

JP Morgan Chase Bank, N.A.  USD-BMA Municipal Swap Index  Receive   4.249     9/28/16     11,200     (187,619)
JP Morgan Chase Bank, N.A.  USD-BMA Municipal Swap Index  Receive   4.480     9/28/26      4,810     (108,429)
                                                                                                    ---------
                                                                                                    $(496,436)
                                                                                                    =========

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: September 21, 2006